Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended
	Jan. 01, 2023	Sep. 16, 2022	May 21, 2023	Apr. 27, 2023	Jun. 30, 2023	Aug. 22, 2023	Feb. 16, 2023	Dec. 31, 2022	Dec. 14, 2022	Sep. 30, 2022
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary share					15,942,984			15,049,720
Exercise price (in Dollars per share)					$ 4				$ 2
Warrant exercise ,share		40,000			724,139
Ordinary shares issued	30,000	40,000
Ordinary shares.					724,139
Warrants price (in Dollars per share)						$ 0.13
Outstanding - beginning, Amount of options					1,053,264			988,264
Purchase of ordinary shares	30,000
Exercise price per share (in Dollars per share)	$ 0.66
Granted, amount of options			35,000	100,000	65,000
Granted, weighted average exercise price (in Dollars per share)			$ 0.63	$ 0.55	$ 0.643
Termination period			10 years	10 years
Fair value of option grant per share (in Dollars per share)			$ 0.25	$ 0.26
Options expenses (in Dollars)			$ 9	$ 26
Vesting periods			3 years	3 years
Ordinary Shares [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Ordinary share							169,125			3,750,000
Warrants to purchase										8,625,000
Warrant [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share)					$ 2
Subsequent Event [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Share price (in Dollars per share)						$ 1.28